Other Financial Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other financial assets and liabilities
Schedule of other financial assets and liabilities

	Current		Non-Current
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Other financial assets
Financial investments	32	18	—	—
Loans	—	—	153	151
Derivative financial instruments (note 25)	39	106	392	453
Investments in equity securities (note 14)	—	—	987	—
Related parties - Loans (note 31)	364	1,898	1,612	2,628
	435	2,022	3,144	3,232
Other financial liabilities
Derivative financial instruments (note 25)	470	104	344	686
Related parties (note 31)	1,134	882	960	975
Participative stockholders' debentures	—	—	1,407	1,233
	1,604	986	2,711	2,894